Deferred Revenue (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Jul. 31, 2013	Dec. 31, 2012
Deferred Revenue Arrangement [Line Items]
Deferred Revenue	$ 1,100,000	$ 1,075,000	$ 795,000
Upfront License Fee	$ 189,000